Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)
Federal statutory rates, amount	$ (15,798)	$ (47,431)
Federal statutory rates, percentage	21.00%	21.00%
State income taxes, amount	$ (6,620)	$ (19,876)
State income taxes, percentage	8.80%	8.80%
Permanent differences, amount	$ 946	$ (915)
Permanent differences, percentage	21.00%	(0.40%)
Valuation allowance, amount	$ 21,472	$ 66,392
Valuation allowance, percentage	(28.54%)	(29.80%)
Effective rate, amount	$ 0	$ 0
Effective rate, percentage	0.00%	0.00%